Cover	Sep. 07, 2021
Cover [Abstract]
Entity Registrant Name	CHASE PACKAGING CORPORATION
Entity Central Index Key	0001025771
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 07, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	0-21609
Entity Tax Identification Number	93-1216127
Entity Address Address Line 1	P. O. Box 126
Entity Address City Or Town	Rumson
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07760
City Area Code	732
Local Phone Number	741-1500